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             for the
EATON VANCE  21st
------------ Century(R)
MUTUAL FUNDS

[graphic omitted]

SEMIANNUAL REPORT APRIL 30, 2001

                                  EATON VANCE
                                 FLOATING-RATE
                                  HIGH INCOME
                                      FUND
[graphic omitted]

Eaton Vance Floating-Rate High Income Fund as of April 30, 2001

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INVESTMENT UPDATE
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Investment Environment
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    THE LOAN MARKET AND HIGH-YIELD MARKET

o The Federal Reserve has cut its Federal Funds rate - a key short-term interest rate barometer - by 250 basis points (2.5%) since January 2001. While loan rates have reflected those moves, it is expected that lower interest rates should re-charge the economy and significantly improve the credit environment.

o Floating-rate loans have historically shown lower price volatility than bonds. With a low correlation with other asset classes, bank loans can help reduce risk and diversify a broader investment portfolio.

o The high-yield market saw one of its most challenging periods on record during the past six months, primarily due to rising bond default rates. The Fund had approximately a 15% weighting in High Income Portfolio at April 30, somewhat below the Fund's 20% maximum threshold. The Fund's lower exposure to the recently troubled high-yield market allowed the Fund to limit volatility, while still providing an appreciable yield advantage.

The Fund
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    PERFORMANCE FOR THE PAST SIX MONTHS

o The Fund's Class B shares distributed $0.391 in income dividends during the six months ended April 30, 2001. Based on the Fund's most recent distribution and a $9.85 net asset value on April 30, 2001, the Fund had a distribution rate of 6.87%.(1) The Class B SEC-30-day yield at April 30 was 6.98%.(2)

o The Fund's Class C shares distributed $0.391 in income dividends during the six months ended April 30, 2001. Based on the Fund's most recent distribution and a $9.85 net asset value on April 30, 2001, the Fund had a distribution rate of 6.86%.(1) The Class C SEC-30-day yield at April 30 was 7.07%.(2)

o The Fund's Institutional Class shares distributed $0.421 in income dividends during the six months ended April 30, 2001. Based on the Fund's most recent distribution and a $9.86 net asset value on April 30, 2001, the Fund had a distribution rate of 7.80%.(1) The Institutional Class SEC-30-day yield at April 30 was 8.23%.(2)

o The Fund's Advisers Class shares distributed $0.414 in income dividends during the six months ended April 30, 2001. Based on the Fund's most recent distribution and a $9.85 net asset value on April 30, 2001, the Fund had a distribution rate of 7.61%.(1) The Advisers Class SEC-30-day yield at April 30 was 7.67%.(2)

o The Fund's six-month total returns - 3.18%(3) for Class B, 3.17%(3) for Class C, 3.49%(3) for Institutional Class and 3.41%(3) for Advisers Class - each exceeded the 1.67% inflation rate for the six-month period, according to the Consumer Price Index.(4)

    THE PORTFOLIOS' INVESTMENTS

o Within the telecom sector, the Portfolio largely avoided competitive local exchange companies. Management focused on companies that serve end-market customers and have good subscriber growth, such as wireless telephony operators. Centennial Cellular, which provides wireless service in the Caribbean enjoyed 22% revenue growth and a 13% increase in subscribers in the nine months ended February 28.

o Cable television was another large weighting of the Portfolio. Charter Communications, Inc. is the nation's fourth largest cable network, offering advanced services like digital television, high-speed Internet and video-on-demand. Charter saw revenues surge 21% in the first quarter of 2001.

o In the hotel sector, Starwood Hotels & Resorts generated 15% earnings growth in the first quarter, despite a slower economy and rising energy costs. The company maintained strong sales momentum in its resort vacation-ownership projects, while continuing to sell non-strategic assets and using the proceeds to reduce debt.

o In the entertainment area, Blockbuster Entertainment, Inc. enjoyed 23% earnings growth in the first quarter. The company has benefited from its in-store alliances with Direct TV and Radio Shack, while its New Media Division continues to pursue new technologies for the delivery of entertainment products.

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FUND INFORMATION
AS OF APRIL 30, 2001

Performance(5)                                       Instititutional  Advisers
                                Class B  Class C          Class         Class
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Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
Life of Fund+                    3.74%    3.76%           3.86%         3.88%

SEC Average Annual Total Returns (including applicable CDSC)
--------------------------------------------------------------------------------
Life of Fund+                   -1.19     2.78            3.86          3.88

+ Inception Dates - Class B: 9/5/00; Class C: 9/5/00;
  Institutional Class: 9/15/00; Advisers Class: 9/7/00

Five Largest Industry Weightings(6)

Telecommunications - Wireless                   12.5%
Cable Television                                11.8%
Entertainment                                    5.4%
Broadcast Media                                  4.7%
Chemicals                                        4.6%

Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yield will vary.

(1) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the offering price. (2) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (3) Return does not reflect applicable CDSC. (4) It is not possible to invest directly in the Consumer Price Index. (5) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Class B SEC average annual total returns reflect applicable CDSC as follows: 1st and 2nd year - 5%; 3rd year - 4%; 4th year - 3%; 5th year - 2%; 6th year - 1%. Life-of-Fund SEC return for Class C reflects a 1% CDSC. (6) Industry weightings are subject to change due to active management. Five largest industry weightings account for 39.0% of the Portfolio's floating-rate loan investments, determined by dividing the total market value of the holdings by the total net assets of the Floating Rate Portfolio.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when repurchased, may be worth more or less than their original cost.

Eaton Vance Floating-Rate High Income Fund as of April 30, 2001

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2001
Assets
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Investment in Floating Rate Portfolio, at value
  (identified cost, $509,369,108)                              $508,292,654
Investment in High Income Portfolio, at value
  (identified cost, $88,430,449)                                 88,007,619
Receivable for Fund shares sold                                   5,076,905
Receivable from the Administrator                                   226,451
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Total assets                                                   $601,603,629
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Liabilities
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Payable for Fund shares redeemed                               $  1,281,622
Dividends payable                                                   996,467
Payable to affiliate for distribution and service fees              194,873
Payable to affiliate for Trustees' fees                                 200
Accrued expenses                                                    176,264
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Total liabilities                                              $  2,649,426
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Net Assets                                                     $598,954,203
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Sources of Net Assets
---------------------------------------------------------------------------
Paid-in capital                                                $604,122,690
Accumulated net realized loss from Portfolio
  (computed on the basis of identified cost)                     (3,744,511)
Accumulated undistributed net investment income                      75,308
Net unrealized depreciation from Portfolio
  (computed on the basis of identified cost)                     (1,499,284)
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Total                                                          $598,954,203
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Advisers Shares
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Net Assets                                                     $ 37,572,792
Shares Outstanding                                                3,814,978
Net Asset Value, Offering Price and Redemption
  Price Per Share (net assets / shares of beneficial
  interest outstanding)                                        $       9.85
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Class B Shares
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Net Assets                                                     $180,178,992
Shares Outstanding                                               18,289,393
Net Asset Value, Offering Price and Redemption
  Price Per Share (net assets / shares of beneficial
  interest outstanding)                                        $       9.85
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Class C Shares
---------------------------------------------------------------------------
Net Assets                                                     $371,106,284
Shares Outstanding                                               37,683,294
Net Asset Value, Offering Price and Redemption
  Price Per Share (net assets / shares of beneficial
  interest outstanding)                                        $       9.85
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Institutional Shares
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Net Assets                                                     $ 10,096,135
Shares Outstanding                                                1,024,330
Net Asset Value, Offering Price and Redemption
  Price Per Share (net assets / shares of beneficial
  interest outstanding)                                        $       9.86
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                       See notes to financial statements

Eaton Vance Floating-Rate High Income Fund as of April 30, 2001

FINANCIAL STATEMENTS (Unaudited)

Statement of Operations

For the Six Months Ended
April 30, 2001

Investment Income
--------------------------------------------------------------------------------
Interest allocated from Portfolios                              $16,721,753
Dividends allocated from Portfolio                                  234,056
Expenses allocated from Portfolios                                 (896,631)
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Net investment income from Portfolios                           $16,059,178
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Expenses
--------------------------------------------------------------------------------
Administration fee                                              $   285,558
Trustees' fees and expenses                                             230
Distribution and service fees
  Advisers                                                           27,581
  Class B                                                           494,786
  Class C                                                         1,176,740
Registration fees                                                   155,753
Transfer and dividend disbursing agent fees                          45,844
Printing and postage                                                 28,505
Custodian fee                                                        11,490
Legal and accounting services                                        10,756
Miscellaneous                                                        17,488
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Total expenses                                                  $ 2,254,731
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Deduct --
  Preliminary allocation of expenses to the Administrator       $   270,066
  Preliminary reduction of administration fee                       225,919
  Preliminary reduction of distribution and service fees            453,982
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Total expense reductions                                        $   949,967
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Net expenses                                                    $ 1,304,764
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Net investment income                                           $14,754,414
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Realized and Unrealized
Gain (Loss) from Portfolios
--------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)               $(3,716,228)
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Net realized loss                                               $(3,716,228)
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Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                           $(1,024,023)
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Net change in unrealized appreciation (depreciation)            4(1,024,023)
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Net realized and unrealized loss                                $(4,740,251)
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Net increase in net assets from operations                      $10,014,163
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                       See notes to financial statements

Eaton Vance Floating-Rate High Income Fund as of April 30, 2001

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

                                                         Six Months Ended
Increase (Decrease)                                      April 30, 2001        Period Ended
in Net Assets                                            (Unaudited)           October 31, 2000(1)
--------------------------------------------------------------------------------------------------
From operations --
  Net investment income                                   $  14,754,414        $  1,040,492
  Net realized loss                                          (3,716,228)            (77,064)
  Net change in unrealized appreciation
    (depreciation)                                           (1,024,023)           (475,261)
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Net increase in net assets from operations                $  10,014,163        $    488,167
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Distributions to shareholders --
  From net investment income
    Advisers                                              $    (908,162)       $    (39,023)
    Class B                                                  (3,829,690)            (91,425)
    Class C                                                  (9,296,249)           (588,507)
    Institutional                                              (642,758)           (319,635)
  In excess of net investment income
    Class C                                                   --                       (951)
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Total distributions to shareholders                       $ (14,676,859)       $ (1,039,541)
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Transactions in shares of beneficial interest --
  Proceeds from sale of shares
    Advisers                                              $  33,697,317        $  7,330,094
    Class B                                                 170,851,612          20,114,013
    Class C                                                 335,132,877          90,155,407
    Institutional                                             7,956,736          45,707,022
  Net asset value of shares issued to shareholders
    in payment of distributions declared
    Advisers                                              $     752,026        $     25,309
    Class B                                                   2,301,338              64,007
    Class C                                                   6,669,960             475,592
    Institutional                                               213,394             301,688
Cost of shares redeemed
    Advisers                                                 (3,565,731)           (258,604)
    Class B                                                 (11,510,162)           (114,940)
    Class C                                                 (52,217,787)         (6,222,717)
    Institutional                                           (43,690,178)          --
-------------------------------------------------------------------------------------------
Net increase in net assets from Fund share
  transactions                                           $  446,591,402        $157,576,871
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Net increase in net assets                               $  441,928,706        $157,025,497
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Net Assets
-------------------------------------------------------------------------------------------
At beginning of period                                   $  157,025,497        $    --
-------------------------------------------------------------------------------------------
At end of period                                         $  598,954,203        $157,025,497
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Accumulated undistributed (distributions in excess of) net investment income (loss) included in net assets
-------------------------------------------------------------------------------------------
At end of period                                         $       75,308        $     (2,247)
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(1)For the period from the start of business, September 05, 2000, to October 31, 2000.

                       See notes to financial statements

Eaton Vance Floating-Rate High Income Fund as of April 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                       ADVISERS
                                                        ------------------------------------------
                                                        SIX MONTHS ENDED
                                                        APRIL 30, 2001     PERIOD ENDED
                                                        (UNAUDITED)        DECEMBER 31, 2000(1)(2)
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Net asset value -- Beginning of period                  $     9.930        $    10.000
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Income (loss) from operations
--------------------------------------------------------------------------------------------------
Net investment income                                   $     0.416        $     0.115
Net realized and unrealized loss                             (0.082)            (0.070)
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Total income from operations                            $     0.334        $     0.045
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Less distributions
--------------------------------------------------------------------------------------------------
From net investment income                              $    (0.414)       $    (0.115)
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Total distributions                                     $    (0.414)       $    (0.115)
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Net asset value -- End of period                        $     9.850        $     9.930
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Total Return(3)                                                3.41%              0.44%
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Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)               $    37,573        $     7,074
Ratios (As a percentage of average daily net assets):
  Net expenses(4)                                              0.75%(5)           0.08%(5)
  Net investment income                                        7.97%(5)           7.31%(5)
Portfolio Turnover of the Portfolio                              13%                 3%
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+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment
  Adviser and/Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
  Expenses(4)                                                  1.18%(5)           1.68%(5)
  Net investment income                                        7.54%(5)           5.71%(5)
Net investment income per share                         $      0.394       $      0.090
--------------------------------------------------------------------------------------------------
(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the start of business, September 7, 2000, to October 31, 2000.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its Portfolios' allocated expenses.
(5) Annualized.

                       See notes to financial statements

Eaton Vance Floating-Rate High Income Fund as of April 30, 2001

FINANCIAL STATEMENTS CONT'D


FINANCIAL HIGHLIGHTS

                                                                                        Class B
                                                                 ---------------------------------------------------
                                                                 Six Months Ended
                                                                 April 30, 2001               Period Ended
                                                                 (Unaudited)                  October 31, 2000(1)(2)
--------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                               $  9.930                    $  10.000
--------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------
Net investment income                                                $  0.402                    $   0.125
Net realized and unrealized loss                                       (0.091)                      (0.070)
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Total income from operations                                         $  0.311                    $   0.055
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Less distributions
--------------------------------------------------------------------------------------------------------------------
From net investment income                                           $ (0.391)                   $  (0.125)
--------------------------------------------------------------------------------------------------------------------
Total distributions                                                  $ (0.391)                   $  (0.125)
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Net asset value -- End of period                                     $  9.850                    $   9.930
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Total return(3)                                                          3.18%                        0.55%
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Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                            $180,179                    $  20,008
Ratios (As a percentage of average daily net assets):
  Net expenses(4)                                                        1.23%(5)                     0.12%(5)
  Net investment income                                                  7.54%(5)                     7.29%(5)
Portfolio Turnover of the Portfolio                                        13%                           3%
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+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser and/Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
  Expenses(4)                                                            1.90%(5)                     2.41%(5)
  Net investment income                                                  6.87%(5)                     4.99%(5)
Net investment income per share                                      $  0.366                    $   0.086
--------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the start of business, September 5, 2000, to October 31, 2000.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its Portfolios' allocated expenses.
(5) Annualized.

                       See notes to financial statements

Eaton Vance Floating-Rate High Income Fund as of April 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                                        Class C
                                                                 ---------------------------------------------------
                                                                 Six Months Ended
                                                                 April 30, 2001               Period Ended
                                                                 (Unaudited)                  October 31, 2000(1)(2)
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Net asset value -- Beginning of period                               $  9.930                    $  10.000
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Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------
Net investment income                                                $  0.393                    $   0.126
Net realized and unrealized loss                                       (0.082)                      (0.069)
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Total income from operations                                         $  0.311                    $   0.057
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Less distributions
--------------------------------------------------------------------------------------------------------------------
From net investment income                                           $ (0.391)                   $  (0.127)
In excess of net investment income                                      --                           --   (3)
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Total distributions                                                  $ (0.391)                   $  (0.127)
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Net asset value -- End of period                                     $  9.850                    $   9.930
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Total return(4)                                                          3.17%                        0.57%
--------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                            $371,106                    $  84,092
Ratios (As a percentage of average daily net assets):
  Net expenses(5)                                                        1.20%(6)                     0.10%(6)
  Net investment income                                                  7.68%(6)                     8.16%(6)
Portfolio Turnover of the Portfolio                                        13%                           3%
--------------------------------------------------------------------------------------------------------------------

+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser and/Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
  Expenses(5)                                                            1.90%(6)                     2.41%(6)
  Net investment income                                                  6.98%(6)                     5.85%(6)
Net investment income per share                                      $  0.357                    $   0.090
--------------------------------------------------------------------------------------------------------------------
(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the start of business, September 5, 2000, to October 31, 2000.
(3) Distributions in excess of net investment income are less than $0.001 per share.
(4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(5) Includes the Fund's share of its Portfolios' allocated expenses.
(6) Annualized.

                       See notes to financial statements

Eaton Vance Floating-Rate High Income Fund as of April 30, 2001

FINANCIAL STATEMENTS CONT'D


FINANCIAL HIGHLIGHTS

                                                                                     Institutional
                                                                 ------------------------------------------------------
                                                                 Six Months Ended
                                                                 April 30, 2001               Period Ended
                                                                 (Unaudited)                  October 31, 2000(1)(2)
--------------------------------------------------------------------------------------------------------------------

Net asset value -- Beginning of period                               $  9.940                    $  10.000
--------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------
Net investment income                                                $  0.426                    $   0.097
Net realized and unrealized loss                                       (0.085)                      (0.061)
--------------------------------------------------------------------------------------------------------------------
Total income from operations                                         $  0.341                    $   0.036
--------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------
From net investment income                                           $ (0.421)                   $  (0.096)
--------------------------------------------------------------------------------------------------------------------
Total distributions                                                  $ (0.421)                   $  (0.096)
--------------------------------------------------------------------------------------------------------------------
Net asset value -- End of period                                     $  9.860                    $   9.940
--------------------------------------------------------------------------------------------------------------------
Total return(3)                                                          3.49%                        0.36%
--------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                            $ 10,096                    $  45,852
Ratios (As a percentage of average daily net assets):
  Net expenses(4)                                                        0.37%(5)                     0.08%(5)
  Net investment income                                                  8.76%(5)                     8.87%(5)
Portfolio Turnover of the Portfolio                                        13%                           3%
--------------------------------------------------------------------------------------------------------------------

+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser and/Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
  Expenses(4)                                                            0.80%(5)                     1.45%(5)
  Net investment income                                                  8.33%(5)                     7.50%(5)
Net investment income per share                                      $  0.405                     $  0.082
--------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the start of business, September 5, 2000, to October 31, 2000.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its Portfolios' allocated expenses.
(5) Annualized.

                        See notes to financial statements

Eaton Vance Floating-Rate High Income Fund as of April 30, 2001

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1 Significant Accounting Policies
-------------------------------------------------------------------------------
  Eaton Vance Floating-Rate High Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers four classes of shares. The Advisers and Institutional Classes of shares are generally sold at net asset value per share and assess a redemption fee of 1% for shares redeemed or exchanged within three months of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in two Portfolios, Floating Rate Portfolio and High Income Portfolio (the Portfolios), New York trusts having the same investment objectives as the Fund. The value of the Fund's investment in the Portfolios reflects the Fund's proportionate interest in the net assets of the Floating Rate Portfolio and the High Income Portfolio (61.0% and 6.7% at April 30, 2001, respectively). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of the Floating Rate Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. See Note 8 for further information on the results of operations of High Income Portfolio. A copy of the financial statements of High Income Portfolio is available upon request from Eaton Vance Distributors, Inc.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- Valuation of securities by the Floating-Rate Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. High Income Portfolio's valuation policies are as follows: Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Other investments listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolios, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

  C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for Federal income or excise tax is necessary. At October 31, 2000, the Fund, for Federal income tax purposes, had a capital loss carryover of $9,059, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2008.

  D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  E Interim of Financial Statements -- The interim financial statements relating to April 30, 2001 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Trust's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements

2 Distributions to Shareholders
--------------------------------------------------------------------------------
  The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over- distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
--------------------------------------------------------------------------------
  The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                       Six Months Ended
                                                       April 30, 2001          Period Ended
  Advisers                                             (Unaudited)             October 31, 2000(1)
  ----------------------------------------------------------------------------------------------
  Sales                                                        3,386,785                  736,082
  Issued to shareholders electing to
    receive payments of distributions in Fund
    shares                                                        75,919                    2,549
  Redemptions                                                   (360,314)                 (26,043)
  ----------------------------------------------------------------------------------------------
  Net increase                                                 3,102,390                  712,588
  ----------------------------------------------------------------------------------------------

                                                     Six Months Ended
                                                     April 30, 2001        Period Ended
  Class B                                            (Unaudited)           October 31, 2000(2)
  ----------------------------------------------------------------------------------------------
  Sales                                                       17,203,298                2,020,226
  Issued to shareholders electing to
    receive payments of distributions in Fund
    shares                                                       232,176                    6,446
  Redemptions                                                 (1,161,193)                 (11,560)
  ----------------------------------------------------------------------------------------------
  Net increase                                                16,274,281                2,015,112
  ----------------------------------------------------------------------------------------------

                                                     Six Months Ended
                                                     June 30, 2001         Period Ended
  Class C                                            (Unaudited)           October 31, 2000(2)
  ----------------------------------------------------------------------------------------------
  Sales                                                       33,816,335                9,048,939
  Issued to shareholders electing to
    receive payments of distributions in Fund
    shares                                                       672,830                   47,894
  Redemptions                                                 (5,277,176)                (625,528)
  ----------------------------------------------------------------------------------------------
  Net increase                                                29,211,989                8,471,305
  ----------------------------------------------------------------------------------------------

                                                     Six Months Ended
                                                     April 30, 2001        Period Ended
  Institutional                                      (Unaudited)           October 31, 2000(3)
  ----------------------------------------------------------------------------------------------
  Sales                                                          802,142                4,584,475
  Issued to shareholders electing to
    receive payments of distributions in Fund
    shares                                                        21,509                   30,351
  Redemptions                                                 (4,414,147)                   --
  ----------------------------------------------------------------------------------------------
  Net increase (decrease)                                     (3,590,496)               4,614,826
  ----------------------------------------------------------------------------------------------
  (1) For the period from the start of business, September 7, 2000, to October 31, 2000.
  (2) For the period from the start of business, September 5, 2000, to October 31, 2000.
  (3) For the period from the start of business, September 15, 2000 to October 31, 2000.

4 Transactions with Affiliates
--------------------------------------------------------------------------------
  The fund is authorized to pay Eaton Vance Management, (EVM), a fee as compensation for administrative services necessary to conduct the Fund's business. The fee is computed at the annual rate of 0.15% of the Fund's average daily net assets. For the six months ended April 30, 2001, the fee amounted to $285,558. To enhance the net income of the fund, EVM waived $225,919 of the administration fee. In addition, EVM was allocated, on a preliminary basis, $270,066 of the Fund's operating expenses. The Portfolios have engaged Boston Management and Research, (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of each of the Portfolio's Notes to financial statements. Except as to Trustees of the Fund and the Portfolios who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain officers and Trustees of the Fund and of the Portfolios are officers of the above organizations.

5  Distribution and Service Plans
--------------------------------------------------------------------------------

  The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for the Advisers shares (Advisers Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay Eaton Vance Distributors, Inc. (EVD), amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. For the six months ended April 30, 2001, the Fund paid or accrued $371,089 and $882,555, respectively, to or payable to EVD representing 0.75% (annualized) of average daily net assets of Class B and Class C shares, respectively. At April 30, 2001, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $7,000,000 and $14,400,000 for Class B and Class C shares, respectively. To enhance the net income of the Fund, EVD waived $123,926 and $329,869, respectively, of the distribution fee for Class B and Class C shares, respectively.

  The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% of the Fund's average daily net assets attributable to the Advisers Class, Class B, and Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended April 30, 2001 amounted to $27,581, $123,697, and $294,185 for Advisers Class, Class B, and Class C shares, respectively. To enhance the net income of the Fund, EVD waived $187 of the service fees for Advisers Class.

6  Contingent Deferred Sales Charge
--------------------------------------------------------------------------------
  A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based on the lower of the net asset value at the date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second years of redemption after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans. The Fund has been informed that EVD received approximately $179,000 and $28,000 of CDSC paid by shareholders of Class B and Class C shares, respectively, for the six months ended April 30, 2001.

7 Investment Transactions
--------------------------------------------------------------------------------
  Increases and decreases in the Fund's investment in the Floating Rate Portfolio for the six months ended April 30, 2001, aggregated $434,196,588 and $83,902,773, respectively. Increases and decreases in the Fund's investment in the High Income Portfolio for the six months ended April 30, 2001, aggregated $84,063,538 and $1,198,199, respectively.

8 Investment in Portfolios
--------------------------------------------------------------------------------
  For the six months ended April 30, 2001, the Fund was allocated net investment income and realized and unrealized gain (loss) from the Portfolios as follows:

                                                        Floating Rate     High Income
                                                        Portfolio         Portfolio         Total
  ----------------------------------------------------------------------------------------------------
  Dividend income                                       $    --           $   234,056       $   234,056
  Interest income                                        13,813,203         2,908,550        16,721,753
  Expenses                                                 (728,700)         (167,931)         (896,631)
  ----------------------------------------------------------------------------------------------------
  Net investment income                                 $13,084,503       $ 2,974,675       $16,059,178
  ----------------------------------------------------------------------------------------------------
  Net realized gain (loss) -- Investments
    (identified cost basis)                             $    26,979       $(3,743,207)      $(3,716,228)
  ----------------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments               $    26,979       $(3,743,207)      $(3,716,228)
  ----------------------------------------------------------------------------------------------------
  Change in unrealized depreciation Investment
    transactions                                        $  (907,703)      $  (116,320)      $(1,024,023)
  ----------------------------------------------------------------------------------------------------
  Net change in unrealized depreciation                 $  (907,703)      $  (116,320)      $(1,024,023)
  ----------------------------------------------------------------------------------------------------

Floating Rate Portfolio as of April 30, 2001

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Secured, Floating Rate
Interests -- 89.8%(1)

Principal
Amount                Borrower/Tranche Description                       Value
------------------------------------------------------------------------------
Advertising -- 0.4%
------------------------------------------------------------------------------
                      Lamar Media Corp.
        $  3,220,000  Term loan, maturing August 1, 2006          $  3,235,430
------------------------------------------------------------------------------
                                                                  $  3,235,430
------------------------------------------------------------------------------
Aerospace & Defense -- 1.4%
------------------------------------------------------------------------------
                      Alliant Techsystems, Inc.
        $  4,000,000  Term loan, maturing April 20, 2009          $  3,995,000
                      Dyncorp
           1,500,000  Term loan, maturing December 9, 2006           1,511,250
                      Fairchild Holdings Corporation
           3,938,331  Term loan, maturing April 30, 2006             3,810,336
                      Hexcel Corporation
           2,497,717  Term loan, maturing August 25, 2005            2,510,205
------------------------------------------------------------------------------
                                                                  $ 11,826,791
------------------------------------------------------------------------------
Auto Components -- 1.1%
------------------------------------------------------------------------------
                      Accuride Corporation
          $  852,000  Term loan, maturing January 21, 2006        $    768,930
           1,148,000  Term loan, maturing January 21, 2007           1,046,594
                      Collins & Aikman
           1,500,000  Term loan, maturing June 30, 2005              1,402,500
                      Dayco Products, LLC
           1,500,000  Term loan, maturing May 31, 2007               1,374,375
                      Exide Corporation
           2,461,583  Term loan, maturing March 18, 2005             2,227,732
                      J.L. French Automotive Castings, Inc.
           1,400,000  Term loan, maturing November 30, 2006          1,117,666
                      Venture Holdings Trust
           1,500,000  Term loan, maturing April 1, 2001              1,312,500
------------------------------------------------------------------------------
                                                                  $  9,250,297
------------------------------------------------------------------------------
Broadcast Media -- 4.7%
------------------------------------------------------------------------------
                      CanWest Media, Inc.
        $  1,846,435  Term loan, maturing May 15, 2008            $  1,847,128
           1,153,565  Term loan, maturing May 15, 2009               1,153,997
                      Corus Entertainment
           2,925,000  Term loan, maturing August 31, 2007            2,932,313
                      Discovery Communications, Inc.
          16,250,000  Term loan, maturing May 13, 2004              15,925,000
                      Entravision Communications Corp.
             950,000  Term loan, maturing December 31, 2008            954,750
                      Lin Television Corp.
           6,500,000  Term loan, maturing March 31, 2007             6,470,211
           1,496,250  Term loan, maturing September 30, 2007         1,490,639
                      Sinclair Broadcast Group, Inc.
           2,416,000  Term loan, maturing December 31, 2004          2,377,747
                      Susquehanna Media Co.
           2,730,000  Term loan, maturing June 30, 2008              2,737,679
                      Telemundo (FKA TLMD Aquisition Co.)
           2,992,405  Term loan, maturing March 31, 2007             2,981,184
------------------------------------------------------------------------------
                                                                  $ 38,870,648
------------------------------------------------------------------------------
Building and Development -- 0.7%
------------------------------------------------------------------------------
                      Lennar Corporation
        $  3,205,825  Term loan, maturing May 2, 2007             $  3,225,361
                      OLY Hightop Parent
           2,500,000  Term loan, maturing March 31, 2006             2,500,000
------------------------------------------------------------------------------
                                                                  $  5,725,361
------------------------------------------------------------------------------
Cable Television -- 11.8%
------------------------------------------------------------------------------
                      Century Cable Holdings, LLC
        $  1,000,000  Term loan, maturing June 30, 2009           $  1,000,490
           7,500,000  Term loan, maturing December 31, 2009          7,488,562
                      Charter Communications Operating, LLC.
          33,500,000  Term loan, maturing March 18, 2008            33,259,972
                      Charter Communications VIII
           5,000,000  Term loan, maturing February 2, 2008           4,995,625
                      Chelsea Communications, Inc.
           2,989,730  Term loan, maturing December 31, 2004          2,984,125
                      Falcon Holding Group, L.P.
             997,455  Term loan, maturing December 31, 2007            985,985
                      Frontiervision Operating Partners, L.P.
           4,014,895  Term loan, maturing March 31, 2006             3,992,311
                      Insight Midwest Holdings, LLC
          24,000,000  Term loan, maturing December 31, 2009         24,141,000
                      Mediacom USA, LLC
           1,500,000  Term loan, maturing September 30, 2008         1,500,470
                      RCN Corporation
           3,250,000  Term loan, maturing June 30, 2007              2,256,719
                      UCA Corp.
          16,000,000  Term loan, maturing May 15, 2007              16,020,000
------------------------------------------------------------------------------
                                                                  $ 98,625,259
------------------------------------------------------------------------------
Casinos & Gaming -- 1.8%
------------------------------------------------------------------------------
                      Alliance Gaming Corporation
          $  179,506  Term loan, maturing July 31, 2004           $    175,916
             532,978  Term loan, maturing January 31, 2005             520,986
             284,931  Term loan, maturing July 31, 2005                278,520
                      Aztar Corporation
           1,745,558  Term loan, maturing June 30, 2005              1,741,194
                      Boyd Gaming Corporation
           2,470,600  Term loan, maturing June 15, 2005              2,450,525
                      Horseshoe Gaming Holding Corp.
           6,385,340  Term loan, maturing September 30, 2006         6,399,311
                      Penn National Gaming, Inc.
           3,491,206  Term loan, maturing July 31, 2006              3,495,570
------------------------------------------------------------------------------
                                                                  $ 15,062,022
------------------------------------------------------------------------------
Chemicals -- 4.6%
------------------------------------------------------------------------------
                      Arteva B.V. (Kosa)
        $  5,782,562  Term loan, maturing December 31, 2006       $  5,823,040
                      CP Kelco U.S., Inc.
           3,750,000  Term loan, maturing March 31, 2008             3,644,531
           1,250,000  Term loan, maturing September 30, 2008         1,214,844
                      Georgia Gulf Corporation
           2,800,000  Term loan, maturing December 31, 2006          2,812,600
                      Huntsman Corporation
           2,070,000  Term loan, maturing December 31, 2004          1,964,776
                      Huntsman Int'l (FKA H. ICI)
           1,603,838  Term loan, maturing June 30, 2007              1,613,261
           1,603,838  Term loan, maturing June 30, 2008              1,613,261
                      Lyondell Petrochemical Company
          16,199,604  Term loan, maturing June 30, 2007             16,690,323
                      PMD
           3,125,000  Term loan, maturing September 30, 2008         3,144,206
------------------------------------------------------------------------------
                                                                  $ 38,520,842
------------------------------------------------------------------------------
Coal -- 0.5%
------------------------------------------------------------------------------
                      Arch Western Resources, LLC.
        $  4,000,000  Term loan, maturing May 31, 2003            $  3,900,000
                      P&L Coal Holdings Corporation
             426,494  Term loan, maturing June 30, 2006                426,494
------------------------------------------------------------------------------
                                                                  $  4,326,494
------------------------------------------------------------------------------
Commercial Services -- 1.5%
------------------------------------------------------------------------------
                      Advanstar Communications Inc.
        $  5,606,571  Term loan, maturing November 17, 2007       $  5,622,926
                      Coinmach Laundry Corporation
           2,740,426  Term loan, maturing June 30, 2005              2,738,286
                      Nationsrent, Inc.
           2,100,000  Term loan, maturing July 20, 2006              1,393,875
                      Volume Services, Inc.
           2,470,552  Term loan, maturing December 31, 2002          2,476,728
------------------------------------------------------------------------------
                                                                  $ 12,231,815
------------------------------------------------------------------------------
Communications Equipment -- 1.1%
------------------------------------------------------------------------------
                      Amphenol Corporation
        $  6,730,000  Term loan, maturing May 19, 2006            $  6,643,472
                      General Cable Corporation
             968,782  Term loan, maturing May 31, 2007                 964,342
                      Superior Telecom, Inc.
           2,000,000  Term loan, maturing November 27, 2005          1,732,858
------------------------------------------------------------------------------
                                                                  $  9,340,672
------------------------------------------------------------------------------
Computer Software & Services -- 1.1%
------------------------------------------------------------------------------
                      Computer Associates International, Inc.
        $  1,500,000  Term loan, maturing June 24, 2003           $  1,483,125
                      Paul G. Allen
           3,557,143  Term loan, maturing June 10, 2003              3,546,767
                      Titan Corporation
           3,522,642  Term loan, maturing March 31, 2006             3,531,448
             469,802  Term loan, maturing March 31, 2007               470,976
------------------------------------------------------------------------------
                                                                  $  9,032,316
------------------------------------------------------------------------------
Construction & Engineering -- 0.2%
------------------------------------------------------------------------------
                      URS Corporation
        $  1,994,924  Term loan, maturing June 9, 2006            $  1,999,911
------------------------------------------------------------------------------
                                                                  $  1,999,911
------------------------------------------------------------------------------
Containers & Packaging - Metal & Glass -- 1.2%
------------------------------------------------------------------------------
                      Ball Corporation
        $  4,834,709  Term loan, maturing March 10, 2006          $  4,844,871
                      Impress Metal Packaging Holdings B.V.
           2,000,000  Term loan, maturing December 31, 2006          1,995,000
                      Silgan Holdings Inc.
           3,217,385  Term loan, maturing June 30, 2005              3,127,903
------------------------------------------------------------------------------
                                                                  $  9,967,774
------------------------------------------------------------------------------
Containers & Packaging - Paper -- 2.4%
------------------------------------------------------------------------------
                      Gaylord Container Corporation
        $  1,542,857  Revolving Loan, maturing June 19, 2004      $  1,427,143
                      Greif Bros. Corporation
           2,000,000  Term loan, maturing February 28, 2008          2,009,000
                      Jefferson Smurfit Corporation
           2,250,000  Term loan, maturing March 31, 2005             2,242,267
                      Port Townsend Paper Corporation
             650,000  Term loan, maturing March 16, 2006               607,839
           1,000,000  Term loan, maturing March 16, 2007               980,028
                      RIC Holding, Inc.
           3,235,000  Term loan, maturing February 28, 2004          3,253,397
           2,235,000  Term loan, maturing August 28, 2004            2,247,710
                      Stone Container Corporation
           2,486,216  Term loan, maturing October 1, 2003            2,496,007
             706,276  Term loan, maturing October 1, 2004              708,925
           2,030,269  Term loan, maturing December 31, 2006          2,035,344
           1,889,731  Term loan, maturing December 31, 2006          1,894,456
------------------------------------------------------------------------------
                                                                  $ 19,902,116
------------------------------------------------------------------------------
Containers & Packaging - Plastics -- 2.8%
------------------------------------------------------------------------------
                      Crown Cork & Seal Company, Inc.
       $  20,000,000  Term loan, maturing February 4, 2002        $ 19,750,000
                      IPC, Inc.
           2,800,000  Term loan, maturing September 30, 2004         2,688,000
                      Pliant
             736,607  Term loan, maturing June 30, 2006                613,711
------------------------------------------------------------------------------
                                                                  $ 23,051,711
------------------------------------------------------------------------------
Educational Services -- 0.2%
------------------------------------------------------------------------------
                      Jostens, Inc.
        $  1,400,000  Term loan, maturing May 31, 2008            $  1,403,938
------------------------------------------------------------------------------
                                                                  $  1,403,938
------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 0.3%
------------------------------------------------------------------------------
                      Gentek, Inc.
        $  2,460,767  Term loan, maturing April 30, 2007          $  2,466,151
------------------------------------------------------------------------------
                                                                  $  2,466,151
------------------------------------------------------------------------------
Entertainment -- 5.4%
------------------------------------------------------------------------------
                      Blockbuster Entertainment Corp.
        $  1,326,857  Revolving Loan, maturing July 1, 2004       $  1,250,563
          18,500,000  Term loan, maturing January 1, 2005           17,679,062
                      Dreamworks Film Trust
           3,470,000  Term loan, maturing December 31, 2006          3,486,267
                      Metro-Goldwyn-Mayer Inc.
           5,930,000  Term loan, maturing December 31, 2006          5,892,196
                      Six Flags Theme Parks Inc.
          16,250,000  Term loan, maturing September 30, 2005        16,368,836
------------------------------------------------------------------------------
                                                                  $ 44,676,924
------------------------------------------------------------------------------
Environmental Services -- 1.0%
------------------------------------------------------------------------------
                      Allied Waste Industries, Inc.
          $  500,000  Term loan, maturing July 30, 2005           $    485,505
           2,830,986  Term loan, maturing July 30, 2006              2,806,804
           3,397,183  Term loan, maturing July 30, 2007              3,368,164
                      Stericycle, Inc.
           1,922,307  Term loan, maturing November 10, 2006          1,935,223
------------------------------------------------------------------------------
                                                                  $  8,595,696
------------------------------------------------------------------------------
Food Services -- 0.2%
------------------------------------------------------------------------------
                      Buffets, Inc.
          $  835,714  Term loan, maturing March 31, 2006          $    836,237
           1,139,048  Term loan, maturing March 31, 2007             1,147,354
------------------------------------------------------------------------------
                                                                  $  1,983,591
------------------------------------------------------------------------------
Food, Beverages & Tobacco -- 0.8%
------------------------------------------------------------------------------
                      Del Monte Corporation
          $  815,791  Term loan, maturing March 25, 2005          $    817,490
                      Fleming Companies, Inc.
           4,953,960  Term loan, maturing July 25, 2004              4,873,459
                      Michael Foods, Inc.
           1,000,000  Term loan, maturing March 30, 2008             1,006,875
                      Nutra Sweet (FKA Sweeteners Holdings, Inc.)
             210,305  Term loan, maturing June 30, 2007                210,480
------------------------------------------------------------------------------
                                                                  $  6,908,304
------------------------------------------------------------------------------
Health Care - Equipment & Supplies -- 1.3%
--------------------------------------------------------------------------------
                      Caremark RX, Inc
        $  1,000,000  Term loan, maturing March 15, 2006          $  1,008,438
                      Charles River Laboratories, Inc.
             880,000  Term loan, maturing February 15, 2008            883,850
                      Fisher Scientific International Inc
           1,356,919  Term loan, maturing January 21, 2006           1,360,917
           1,355,528  Term loan, maturing January 21, 2007           1,359,521
                      Stryker Corporation
             272,727  Revolvering Loan, maturing December 31, 2004     270,852
           2,709,295  Term loan, maturing December 31, 2004          2,709,295
           3,491,071  Term loan, maturing December 31, 2005          3,509,619
------------------------------------------------------------------------------
                                                                  $ 11,102,492
------------------------------------------------------------------------------
Health Care - Providers & Services -- 1.4%
------------------------------------------------------------------------------
                      Community Health Systems, Inc.
        $  1,816,156  Term loan, maturing December 31, 2003       $  1,817,432
           1,816,156  Term loan, maturing December 31, 2004          1,818,001
           1,068,622  Term loan, maturing December 31, 2005          1,070,793
                      Concentra Managed Care, Inc.
           1,130,457  Term loan, maturing December 31, 2005          1,105,022
             565,228  Term loan, maturing December 31, 2006            552,511
                      Magellan Health Services, Inc.
             219,538  Term loan, maturing February 12, 2005            218,495
             219,538  Term loan, maturing February 12, 2006            218,495
                      Quest Diagnostics, Inc.
           1,815,140  Term loan, maturing August 16, 2005            1,821,786
           1,675,521  Term loan, maturing August 16, 2006            1,681,655
                      Sybron Dental Management
             997,500  Term loan, maturing November 28, 2007          1,004,670
------------------------------------------------------------------------------
                                                                  $ 11,308,860
------------------------------------------------------------------------------
Hotels -- 3.8%
------------------------------------------------------------------------------
                      Extended Stay America
        $  2,000,000  Term loan, maturing December 31, 2003       $  1,990,000
                      KSL Recreation Group, Inc.
           2,375,258  Term loan, maturing April 30, 2005             2,369,320
           2,375,258  Term loan, maturing April 30, 2006             2,371,298
           2,000,000  Term loan, maturing April 30, 2007             2,009,376
                      Starwood Hotels & Resorts
          20,000,000  Term loan, maturing February 23, 2003         20,072,920
                      Wyndham International, Inc.
           2,667,554  Term loan, maturing June 30, 2004              2,643,100
------------------------------------------------------------------------------
                                                                  $ 31,456,014
------------------------------------------------------------------------------
Household Furnish & Appliances -- 0.8%
------------------------------------------------------------------------------
                      Sealy Mattress Company
        $  1,543,104  Term loan, maturing December 15, 2004       $  1,549,212
           1,226,589  Term loan, maturing December 15, 2005          1,231,573
           1,454,029  Term loan, maturing December 15, 2006          1,459,784
                      Simmons Company
           1,122,652  Term loan, maturing October 30, 2005           1,123,844
           1,010,531  Term loan, maturing October 30, 2006           1,013,247
------------------------------------------------------------------------------
                                                                  $  6,377,660
------------------------------------------------------------------------------
Household Products -- 0.2%
------------------------------------------------------------------------------
                      The Scotts Company
        $  2,000,000  Term loan, maturing December 31, 2007       $  2,014,028
------------------------------------------------------------------------------
                                                                  $  2,014,028
------------------------------------------------------------------------------
Insurance -- 0.9%
------------------------------------------------------------------------------
                      Acordia, Inc.
        $  1,994,859  Term loan, maturing December 31, 2004       $  1,989,871
                      Willis Corroon Corporation
             597,668  Term loan, maturing February 19, 2007            597,388
           2,650,754  Term loan, maturing February 19, 2008          2,651,860
           2,650,754  Term loan, maturing August 19, 2008            2,651,860
------------------------------------------------------------------------------
                                                                  $  7,890,979
------------------------------------------------------------------------------
Machinery -- 0.3%
------------------------------------------------------------------------------
                      Flowserve Corporation
        $  2,711,439  Term loan, maturing June 30, 2008           $  2,715,555
------------------------------------------------------------------------------
                                                                  $  2,715,555
------------------------------------------------------------------------------
Manufacturing -- 2.2%
------------------------------------------------------------------------------
                      Advanced Glassfiber Yarns LLC
        $  5,000,000  Term loan, maturing September 30, 2005      $  5,009,375
                      Dayton Superior Corporation
             610,000  Term loan, maturing September 29, 2005           612,288
                      Mueller Group, Inc.
           1,496,193  Term loan, maturing August 17, 2006            1,505,544
           1,496,193  Term loan, maturing August 17, 2007            1,505,855
           1,980,000  Term loan, maturing August 17, 2008            1,993,613
                      Neenah Foundry Company
           2,500,000  Term loan, maturing September 30, 2005         2,412,500
                      SPX Corporation
           5,218,753  Term loan, maturing December 31, 2006          5,230,172
------------------------------------------------------------------------------
                                                                  $ 18,269,347
------------------------------------------------------------------------------
Metals & Mining -- 0.2%
------------------------------------------------------------------------------
                      Stillwater Mining Company
        $  1,500,000  Term loan, maturing June 30, 2007           $  1,508,438
------------------------------------------------------------------------------
                                                                  $  1,508,438
------------------------------------------------------------------------------
Office Equipment & Supplies -- 0.7%
------------------------------------------------------------------------------
                      Buhrmann, Inc.
        $  3,318,078  Term loan, maturing December 31, 2007       $  3,331,904
                      Iron Mountain, Inc.
           2,413,950  Term loan, maturing February 28, 2006          2,439,975
------------------------------------------------------------------------------
                                                                  $  5,771,879
------------------------------------------------------------------------------
Oil & Gas -- 0.4%
------------------------------------------------------------------------------
                      Dresser, Inc.
        $  1,000,000  Term loan, maturing March 31, 2006          $  1,003,125
           1,500,000  Term loan, maturing March 31, 2007             1,502,781
                      Transmontaigne Inc.
           1,000,000  Term loan, maturing June 30, 2006                991,250
------------------------------------------------------------------------------
                                                                  $  3,497,156
------------------------------------------------------------------------------
Paper & Forest Products -- 0.6%
------------------------------------------------------------------------------
                      Bear Island Paper Company, LLC
        $  1,250,000  Term loan, maturing December 31, 2005       $  1,231,250
                      Pacifica Papers, Inc.
           3,634,913  Term loan, maturing March 5, 2006              3,642,866
------------------------------------------------------------------------------
                                                                  $  4,874,116
------------------------------------------------------------------------------
Personal Products -- 0.7%
------------------------------------------------------------------------------
                      Playtex FP, Inc.
        $  5,735,134  Term loan, maturing June 15, 2003           $  5,699,290
------------------------------------------------------------------------------
                                                                  $  5,699,290
------------------------------------------------------------------------------
Pharmaceuticals & Biotechnology -- 0.9%
------------------------------------------------------------------------------
                      Advance Paradigm, Inc.
        $  2,000,000  Term loan, maturing September 30, 2007      $  2,013,126
                      Bergen Brunswig Corporation
           4,460,620  Term loan, maturing October 19, 2001           4,486,639
                      Express Scripts, Inc.
           1,000,000  Term loan, maturing March 31, 2006               995,000
------------------------------------------------------------------------------
                                                                  $  7,494,765
------------------------------------------------------------------------------
Publishing & Printing -- 3.0%
------------------------------------------------------------------------------
                      American Media Operations Inc.
        $  5,530,000  Term loan, maturing April 1, 2007           $  5,549,012
                      Journal Register Company
           3,212,321  Term loan, maturing September 30, 2006         3,180,197
                      Morris Communications Corporation
           3,000,000  Term loan, maturing June 30, 2005              2,988,750
                      Primedia Inc.
           4,723,819  Term loan, maturing June 30, 2004              4,717,423
                      R.H. Donnelley Inc.
           2,077,980  Term loan, maturing December 5, 2005           2,064,561
           1,682,862  Term loan, maturing December 5, 2006           1,671,994
                      Reiman Publications
           1,140,965  Term loan, maturing November 30, 2005          1,147,858
                      The McClatchy Company
           3,800,173  Term loan, maturing September 10, 2007         3,787,704
------------------------------------------------------------------------------
                                                                  $ 25,107,499
------------------------------------------------------------------------------
Real Estate -- 1.9%
------------------------------------------------------------------------------
                      American Tower, L.P.
        $  3,000,000  Term loan, maturing December 31, 2006       $  2,978,202
             980,000  Term loan, maturing December 31, 2007            981,104
                      Crescent Real Estate Funding VIII
           5,730,000  Term loan, maturing May 30, 2008               5,735,375
                      Crown Castle Operating Company
           2,620,000  Term loan, maturing March 31, 2008             2,628,007
                      MeriStar Investment Partners, L.P.
           1,365,000  Term loan, maturing March 31, 2002             1,356,877
           1,132,048  Term loan, maturing March 31, 2003             1,125,528
                      Prison Realty Corporation
           1,500,000  Term loan, maturing January 1, 2004            1,328,554
------------------------------------------------------------------------------
                                                                  $ 16,133,647
------------------------------------------------------------------------------
REITs -- 0.9%
------------------------------------------------------------------------------
                      Head Acquisition
        $  2,975,030  Term loan, maturing November 8, 2002        $  2,960,154
           4,500,000  Term loan, maturing November 8, 2003           4,477,500
------------------------------------------------------------------------------
                                                                  $  7,437,654
------------------------------------------------------------------------------
Restaurants -- 1.3%
------------------------------------------------------------------------------
                      AFC Enterprises Inc
        $  2,325,817  Term loan, maturing June 30, 2004           $  2,326,786
                      Applebee's International, Inc.
           1,989,744  Term loan, maturing March 31, 2006             2,002,179
                      Domino's Inc.
           1,400,000  Term loan, maturing December 21, 2006          1,407,195
           1,400,000  Term loan, maturing December 21, 2007          1,407,195
------------------------------------------------------------------------------
                                                                  $  7,143,355
------------------------------------------------------------------------------
Retail - Food & Drug -- 4.5%
------------------------------------------------------------------------------
                      Rite Aid Funding, LLC
       $  24,350,000  Term loan, maturing August 1, 2002          $ 24,258,688
                      SDM Corporation (FKA Shoppers Acquisition
                        Corporation)
              91,673  Term loan, maturing March 30, 2008               594,470
           2,591,673  Term loan, maturing March 30, 2009             2,603,924
                      Winn-Dixie Stores
          10,000,000  Term loan, maturing March 28, 2007            10,057,810
------------------------------------------------------------------------------
                                                                  $ 37,514,892
------------------------------------------------------------------------------
Retail - Multiline -- 1.9%
------------------------------------------------------------------------------
                      Ames Merchandising Corporation
       $  15,250,000  Revolving Loan, maturing March 31, 2004     $ 15,230,938
             750,000  Term loan, maturing March 31, 2004               745,313
------------------------------------------------------------------------------
                                                                  $ 15,976,251
------------------------------------------------------------------------------
Retail - Specialty -- 0.7%
------------------------------------------------------------------------------
                      Advance Stores Company, Inc.
        $  2,800,000  Term loan, maturing April 15, 2006          $  2,733,500
                      CSK Auto, Inc.
           1,487,032  Term loan, maturing October 31, 2004           1,381,081
                      Travelcenters of America, Inc.
           1,500,000  Term loan, maturing November 8, 2008           1,512,188
------------------------------------------------------------------------------
                                                                  $  5,626,769
------------------------------------------------------------------------------
Road & Rail -- 0.6%
------------------------------------------------------------------------------
                      Kansas City Southern Industries, Inc.
        $  4,987,500  Term loan, maturing December 29, 2006       $  5,019,016
------------------------------------------------------------------------------
                                                                  $  5,019,016
------------------------------------------------------------------------------
Semiconductor Equipment & Products -- 0.1%
------------------------------------------------------------------------------
                      Semiconductor Components Industries, LLC
          $  610,000  Term loan, maturing August 4, 2006          $    558,948
             610,000  Term loan, maturing August 4, 2007               559,003
------------------------------------------------------------------------------
                                                                  $  1,117,951
------------------------------------------------------------------------------
Telecommunications - Wireline -- 2.1%
------------------------------------------------------------------------------
                      Alec Holdings, Inc.
        $  1,842,105  Term loan, maturing November 30, 2006       $  1,826,563
           1,657,895  Term loan, maturing November 30, 2007          1,643,907
                      Broadwing Inc. (FKA Cinci Bell)
          10,730,000  Term loan, maturing December 31, 2005         10,735,032
                      Fairpoint Communications, Inc. (FKA MJD)
           3,000,000  Term loan, maturing March 31, 2007             2,992,500
------------------------------------------------------------------------------
                                                                  $ 17,198,002
------------------------------------------------------------------------------
Telecommunications - Wireless -- 12.5%
------------------------------------------------------------------------------
                      American Cellular Corporation
        $  1,833,241  Term loan, maturing March 31, 2007          $  1,822,665
           2,018,484  Term loan, maturing March 31, 2008             2,006,449
                      Centennial Cellular Corp.
          10,771,894  Term loan, maturing November 30, 2006         10,719,715
          13,705,798  Term loan, maturing November 30, 2007         13,641,558
                      Dobson Operating Company
           1,956,935  Term loan, maturing December 31, 2007          1,948,618
                      Microcell Connexions
           4,470,630  Term loan, maturing March 1, 2006              4,377,029
                      Nextel Communications, Inc.
          12,000,000  Term loan, maturing March 31, 2009            11,047,500
                      Rural Cellular Corporation
           8,110,000  Term loan, maturing April 6, 2008              7,971,692
           8,110,000  Term loan, maturing April 6, 2009              7,971,692
                      Telecorp PCS
           6,220,000  Term loan, maturing January 17, 2007           6,164,605
                      Voicestream Vendor Facility
          12,000,000  Term loan, maturing June 30, 2009             11,925,000
                      Western Wireless
          24,230,000  Term loan, maturing September 30, 2008        24,159,321
                      Winstar Communications, Inc.
           1,500,000  Term loan, maturing September 30, 2007           432,188
------------------------------------------------------------------------------
                                                                  $104,188,032
------------------------------------------------------------------------------
Textiles & Apparel -- 0.3%
------------------------------------------------------------------------------
                      Pillowtex Corporation
          $  465,596  Term loan, maturing December 31, 2004       $    301,241
                      The William Carter Company
           2,500,000  Term loan, maturing October 31, 2003           2,496,875
------------------------------------------------------------------------------
                                                                  $  2,798,116
------------------------------------------------------------------------------
Theaters -- 0.1%
------------------------------------------------------------------------------
                      Regal Cinemas Inc.
          $  742,500  Revolving Loan, maturing May 27, 2004       $    648,295
------------------------------------------------------------------------------
                                                                  $    648,295
------------------------------------------------------------------------------
Utilities -- 0.7%
------------------------------------------------------------------------------
                      Western Resources Inc.
        $  5,721,350  Term loan, maturing March 17, 2003          $  5,771,412
------------------------------------------------------------------------------
                                                                  $  5,771,412
------------------------------------------------------------------------------
Total Senior, Secured, Floating Rate Interests
  (identified cost $750,416,983)                                  $748,665,532
------------------------------------------------------------------------------

Common Stocks and Warrants -- 0.0%

Shares/Rights         Security                                           Value
------------------------------------------------------------------------------
7,788  Exide Corporation*                                         $          0
------------------------------------------------------------------------------
Total Common Stocks and Warrants
  (identified cost, $0)                                           $          0
------------------------------------------------------------------------------

Commercial Paper -- 8.8%

Principal
Amount                Security                                           Value
------------------------------------------------------------------------------
$  36,711,000  Household Finance Corp., 4.65%, 5/1/01             $ 36,711,000
   36,711,000  Prudential Funding Corp., 4.65%, 5/1/01              36,711,000
------------------------------------------------------------------------------
Total Commercial Paper
  (amortized cost, $73,422,000)                                   $ 73,422,000
------------------------------------------------------------------------------
Total Investments
  (identified cost, $822,340,858)                                 $822,087,532
------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.4%                            $ 11,427,123
------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                        $833,514,655
------------------------------------------------------------------------------
(1) Senior secured floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at the election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of approximately three years.
  * Non-income producing.

                       See notes to financial statements

Floating Rate Portfolio as of April 30, 2001

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities
As of April 30, 2001

Assets
------------------------------------------------------------------------------
Investments, at value
  (identified cost, $823,838,983)                                 $822,087,532
Cash                                                                 6,161,166
Receivable for investments sold                                      2,110,677
Interest receivable                                                  4,570,243
Receivable from the Investment Adviser                                 125,162
Prepaid expenses                                                        19,372
------------------------------------------------------------------------------
Total assets                                                      $835,074,152
------------------------------------------------------------------------------
Liabilities
------------------------------------------------------------------------------
Payable for investments purchased                                 $  1,498,125
Payable to affiliate for Trustees' fees                                  1,130
Accrued expenses                                                        60,242
------------------------------------------------------------------------------
Total liabilities                                                 $  1,559,497
------------------------------------------------------------------------------
Net assets applicable to investors' interest in Portfolio         $833,514,655
------------------------------------------------------------------------------
Sources of Net Assets
------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals           $835,266,106
Net unrealized depreciation (computed on the basis of
   identified cost)                                                 (1,751,451)
------------------------------------------------------------------------------
Total                                                             $833,514,655
------------------------------------------------------------------------------

                       See notes to financial statements

Floating Rate Portfolio as of April 30, 2001

FINANCIAL STATEMENTS (Unaudited)

Statement of Operations
For the Six Months Ended April 30, 2001
Investment Income
------------------------------------------------------------------------------
Interest                                                           $16,598,454
------------------------------------------------------------------------------
Total investment income                                            $16,598,454
------------------------------------------------------------------------------
Expenses
------------------------------------------------------------------------------
Investment adviser fee                                            $  1,140,895
Trustees' fees and expenses                                              1,130
Custodian fee                                                           48,461
Legal and accounting services                                           36,854
Miscellaneous                                                           38,717
------------------------------------------------------------------------------
Total expenses                                                    $  1,266,057
------------------------------------------------------------------------------
Deduct --
  Preliminary allocation of expenses to the Investment Adviser    $    125,162
  Preliminary reduction of investment adviser fee                      214,781
------------------------------------------------------------------------------
Total expense reductions                                          $    339,943
------------------------------------------------------------------------------
Net expenses                                                      $    926,114
------------------------------------------------------------------------------
Net investment income                                             $ 15,672,340
------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)                 $     62,694
------------------------------------------------------------------------------
Net realized gain                                                 $     62,694
------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                             $ (1,582,567)
------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)              $ (1,582,567)
------------------------------------------------------------------------------
Net realized and unrealized loss                                  $ (1,519,873)
------------------------------------------------------------------------------
Net increase in net assets from operations                        $ 14,152,467
------------------------------------------------------------------------------

                       See notes to financial statements


Floating Rate Portfolio as of April 30, 2001

FINANCIAL STATEMENTS (CONT'D)

Statements of Changes in Net Assets
                                                          Six Months Ended
Increase (Decrease)                                       April 30, 2001           Period Ended
in Net Assets                                             (Unaudited)              October 31, 2000(1)
-----------------------------------------------------------------------------------------------------
From operations --
  Net investment income                                $  15,672,340                $     993,319
  Net realized gain (loss)                                    62,694                       (5,550)
  Net change in unrealized appreciation
    (depreciation)                                        (1,582,567)                    (168,884)
-------------------------------------------------------------------------------------------------
Net increase in net assets from operations             $  14,152,467                $     818,885
-------------------------------------------------------------------------------------------------
Capital transactions --
  Contributions                                        $ 762,244,489                $ 145,938,800
  Withdrawals                                            (88,778,381)                    (861,605)
-------------------------------------------------------------------------------------------------
Net increase in net assets from capital transactions   $ 673,466,108                $ 145,077,195
-------------------------------------------------------------------------------------------------
Net increase in net assets                             $ 687,618,575                $ 145,896,080
-------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------
At beginning of period                                 $ 145,896,080                $        --
-------------------------------------------------------------------------------------------------
At end of period                                       $ 833,514,655                $ 145,896,080
-------------------------------------------------------------------------------------------------
(1) For the period from the start of business, September 5, 2000, to October 31, 2000.

                       See notes to financial statements

Floating Rate Portfolio as of April 30, 2001

Supplementary Data
                                                                   Six Months Ended
                                                                    April 30, 2001     Year Ended October 31,
                                                                     (Unaudited)               2000(1)
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily net assets):
  Net expenses                                                          0.46%(2)               0.04%(2)
  Net investment income                                                 7.82%(2)               8.49%(2)
Portfolio Turnover                                                        13%                     3%
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                           $833,515               $145,896
--------------------------------------------------------------------------------------------------------------
+The operating expenses of the Portfolio reflect a reduction of the investment adviser fee and a allocation of expenses to the
 Investment Adviser. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
  Expenses                                                              0.63%(2)               0.79%(2)
  Net investment income                                                 7.65%(2)               7.74%(2)
--------------------------------------------------------------------------------------------------------------
(1) For the period from the start of business, September 5, 2000, to October 31, 2000.
(2) Annualized.

                       See notes to financial statements

Floating Rate Portfolio as of April 30, 2001

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1 Significant Accounting Policies
--------------------------------------------------------------------------------
  The Floating Rate Portfolio (the Portfolio) is registered under the
  Investment Company Act of 1940 as a non-diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 19, 2000, seeks to provide a high level of current income by investing primarily in senior secured floating rate loans. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuation -- The Portfolio's investments are in interests in senior secured floating rate loans (Senior Loans). The Portfolio's investment adviser, Boston Management and Research (BMR) a wholly-owned subsidiary of Eaton Vance Management (EVM), has characterized certain Senior Loans as liquid based on a predetermined acceptable number and range of market quotations available. Such loans are valued on the basis of market valuations furnished by a pricing service. Other Senior Loans are valued at fair value by the BMR under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan, including price quotations for and trading in the Senior Loan and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the Agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Fair valued securities are marked daily as well. Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps will be determined in accordance with a discounted present value formula and then confirmed by obtaining a bank quotation. Short-term obligations which mature in sixty days or less are valued at amortized cost, if their original term to maturity when acquired by the Portfolio was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Portfolio was more then 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

  B Income -- Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. The Portfolio will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Portfolio will begin amortizing discount and premium on debt securities effective November 1, 2001. The cumulative effect of this accounting change will have no impact on the total net assets of the Portfolio. The impact of this accounting change has not been determined but will result in an increase to cost of securities and a corresponding decrease in net unrealized appreciation/depreciation based on securities held as of April 30, 2001. Facility fees received are recognized as income over the expected term of the loan.

  C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

  E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  F Other -- Investment transactions are accounted for on a trade date basis.

  G Interim of Financial Statements -- The interim financial statements relating to April 30, 2001 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Trust's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
--------------------------------------------------------------------------------
  The investment adviser fee is earned by BMR, as compensation for management and investment advisory services rendered to the Portfolio. The fee is equivalent to 0.575% annually of the Portfolio's average daily net assets up to $1 billion and at reduced rates as daily net assets exceed that level.
  For the six months ended April 30, 2001, the fee was equivalent to 0.575% (annualized) of the Portfolio's average net assets for such period and amounted to $1,140,895. To enhance the net income of the Portfolio the Adviser made a preliminary reduction of the investment adviser fee of $214,781. In addition, the investment adviser was allocated, on a preliminary basis, $125,162 of the Portfolio's operating expenses.

  Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2001, no significant amounts have been deferred. Certain officers and Trustees of the Portfolios are officers of the above organizations.

  During the six months ended April 30, 2001 the Portfolio engaged in purchase transactions with other funds that also utilize BMR, or an affiliate of BMR, as an investment adviser. These purchase transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to $512,342,197.

3 Investments
--------------------------------------------------------------------------------
  The Portfolio invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans for the six months ended April 30, 2001 aggregated $702,875,874 and $53,667,463 respectively.

4 Line of Credit
--------------------------------------------------------------------------------
  The Portfolio participates with other portfolios managed by BMR in a $600 million unsecured line of credit agreement with a group of banks to permit the Portfolio to invest in accordance with its investment practices.
  Interest is charged under the credit agreement at the bank's base rate or at an amount above LIBOR. In addition, a fee computed at the annual rate of 0.10% of the daily unused portion of the line of credit is allocated among the participating portfolios at the end of each quarter. As of April 30, 2001, the Portfolio had no borrowings outstanding. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2001.

5 Federal Income Tax Basis of Investments
--------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in the value of the investments owned at April 30, 2001, as computed on a federal income tax basis, were as follows:
  Aggregate cost                                               $823,838,983
  -------------------------------------------------------------------------
  Gross unrealized appreciation                                $920,553,594
  Gross unrealized depreciation                                (922,305,045)
  -------------------------------------------------------------------------
  Net unrealized depreciation                                  $ (1,751,451)
  -------------------------------------------------------------------------

Eaton Vance Floating-Rate High Income Fund as of April 30, 2001

EATON VANCE FLOATING-RATE HIGH INCOME FUND

       OFFICERS                    TRUSTEES
       James B. Hawkes             Jessica M. Bibliowicz
       President and Trustee       President and Chief Executive Officer,
                                   National Financial Partners
       William H. Ahern, Jr.
       Vice President              Donald R. Dwight
                                   President, Dwight Partners, Inc.
       Thomas J. Fetter
       Vice President              Samuel L. Hayes, III
                                   Jacob H. Schiff Professor of Investment
       Armin J. Lang               Banking Emeritus, Harvard University
       Vice President              Graduate School of Business Administration

       Michael R. Mach             Norton H. Reamer
       Vice President              Chairman and Chief Operating Officer,
                                   Hellman, Jordan Management Co., Inc.
       Robert B. MacIntosh         President, Jordan Simmons Capital LLC
       Vice President              and Unicorn Corporation

       Edward E. Smiley, Jr.       Lynn A. Stout
       Vice President              Professor of Law,
                                   Georgetown University Law Center
       James L. O'Connor
       Treasurer                   Jack L. Treynor
                                   Investment Adviser and Consultant
       Alan R. Dynner
       Secretary

FLOATING RATE PORTFOLIO

       OFFICERS                    TRUSTEES
       James B. Hawkes             Jessica M. Bibliowicz
       President and Trustee       President and Chief Executive Officer,
                                   National Financial Partners
       Scott H. Page
       Vice President and          Donald R. Dwight
       Co-Portfolio Manager        President, Dwight Partners, Inc.

       Payson F. Swaffield         Samuel L. Hayes, III
       Vice President and          Jacob H. Schiff Professor of Investment
       Co-Portfolio Manager        Banking Emeritus, Harvard University
                                   Graduate School of Business Administration
       James L. O'Connor
       Treasurer                   Norton H. Reamer
                                   Chairman and Chief Operating Officer,
       Alan R. Dynner              Hellman, Jordan Management Co., Inc.
       Secretary                   President, Jordan Simmons Capital LLC
                                   and Unicorn Corporation

                                   Lynn A. Stout
                                   Professor of Law,
                                   Georgetown University Law Center

                                   Jack L. Treynor
                                   Investment Adviser and Consultant

INVESTMENT ADVISER OF FLOATING RATE PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF EATON VANCE FLOATING-RATE HIGH INCOME FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

EATON VANCE FLOATING-RATE HIGH INCOME FUND
THE EATON VANCE BUILDING
255 State Street
Boston, MA 02109

--------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

811-6/01                                                                FRHISRC